Interest Income and Expense - Details of Interest Income from Financial Assets (Detail) - CAD ($) $ in Millions		3 Months Ended				6 Months Ended
		Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022		Apr. 30, 2023	Apr. 30, 2022
Disclosure of Interest Income Expense [line items]
Measured at amortized cost	[1]	$ 12,463	$ 11,897	$ 6,654		$ 24,360	$ 12,804
Measured at FVOCI	[1]	921	813	261		1,734	442
Interest income calculated using effective interest method		13,384	12,710	6,915		26,094	13,246
Other	[2]	486	446	177	[3]	932	309
Interest income	[4]	13,870	13,156	7,092		27,026	13,555
Measured at amortized cost	[1]	9,357	8,545	2,581		17,902	4,650
Interest expense calculated using effective interest method		9,357	8,545	2,581		17,902	4,650
Other	[3]	47	42	38		89	88
Interest expenses		$ 9,404	$ 8,587	$ 2,619		$ 17,991	$ 4,738

[1]	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
[2]	Includes dividend income on equity securities.
[3]	Includes interest on lease liabilities for the three months ended April 30, 2023 – $29 (January 31, 2023 – $26; April 30, 2022 – $26) and for the six months ended April 30, 2023 – $55 (April 30, 2022 – $53).
[4]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $13,384 for the three months ended April 30, 2023 (January 31, 2023 – $12,710; April 30, 2022 – $6,915) and for the six months ended April 30, 2023 – $26,094 (April 30, 2022 – $13,246).